Restructuring Charges (Details Textual) (USD $)	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended		1 Months Ended	12 Months Ended	3 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 December 2010 Plan [Member] Person	Dec. 31, 2010 December 2010 Plan [Member]	Dec. 31, 2010 December 2010 Plan [Member] Components and Sensors segment [Member]	Dec. 31, 2010 December 2010 Plan [Member] EMS [Member]	Jun. 30, 2012 June 2012 Plan [Member] Person	Dec. 31, 2012 June 2012 Plan [Member]	Jun. 30, 2012 June 2012 Plan [Member] Components and Sensors segment [Member]	Jun. 30, 2012 June 2012 Plan [Member] EMS [Member]	Apr. 30, 2011 April 2011 Plan [Member] Person	Dec. 31, 2011 April 2011 Plan [Member]	Jun. 30, 2011 April 2011 Plan [Member] Components and Sensors segment [Member]	Jun. 30, 2011 April 2011 Plan [Member] EMS [Member]	Dec. 31, 2011 October 2011 Plan [Member] Person	Dec. 31, 2011 October 2011 Plan [Member]	Dec. 31, 2011 October 2011 Plan [Member] Components and Sensors segment [Member]	Dec. 31, 2011 October 2011 Plan [Member] EMS [Member]	Dec. 31, 2012 December 2012 Plan [Member] Person	Dec. 31, 2012 December 2012 Plan [Member] Components and Sensors segment [Member]	Dec. 31, 2012 December 2012 Plan [Member] EMS [Member]
Restructuring Charges (Textual) [Abstract]
Restructuring and Impairment Charges	$ 6,386,000	$ 2,878,000	$ 1,444,000			$ 1,100,000	$ 800,000			$ 2,100,000	$ 3,100,000			$ 500,000	$ 200,000			$ 2,100,000	$ 300,000		$ 2,400,000	$ 1,000,000
Restructuring and restructuring-related cost incurred					1,700,000	1,000,000	700,000		5,200,000				700,000				2,400,000			3,400,000
Elimination of workforce				80				250				30				100				190
Planned restructuring costs					$ 1,900,000				$ 5,000,000				$ 800,000				$ 2,400,000			$ 4,100,000